Offerings - Offering: 1	Oct. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,944,444
Proposed Maximum Offering Price per Unit	79.97
Maximum Aggregate Offering Price	$ 155,497,186.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,474.16
Offering Note	1(a). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock which become issuable under the above-named plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. 1(b). Represents 1,944,444 shares of Common Stock available for issuance under the Howard Hughes Holding Inc. 2025 Equity Incentive Plan. 1(c). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of Common Stock as reported on the New York Stock Exchange on October 10, 2025.